RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

22.         RELATED PARTY TRANSACTION

(1)  Related parties

Name of related parties	Relationship with the Group
Mr. Chimin Cao	Chairman of the Board of Directors of the Company
Ms. Zhiying Li	Spouse of Mr. Chimin Cao
Shanghai Huiliang Technology Development Co., Ltd. (“Shanghai Huiliang”)	Equity method long-term investee of the Group before it was acquired by the Group in April 2020

(2)  The related party transactions are as follows:

	Years ended December 31,
	2018	2019	2020
Rental expense recorded:
Ms. Zhiying Li (i)	332	492	586
	332	492	586

(3)  The balances between the Group and its related parties are as follows:

	As of December 31,
	2019	2020
Amounts due from:
Shanghai Huiliang (ii)	349	—
	349	—

22.         RELATED PARTY TRANSACTION - continued

	As of December 31,
	2019	2020
Amounts due to:
Shanghai Huiliang (iii)	124	—
	124	—
(i)	The transactions with the related party shown above represent the office rental expenses recorded in each year.
(ii)	The balance with related party was interest-free, unsecured and repayable on demand. Shanghai Huiliang has been acquired as a subsidiary of the Group in April 2020, and the amount was eliminated upon consolidation.
(iii)	The balance represents advances payable to the related party, and was paid by the Group in January 2020.